Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 40,109	₩ 35,644	₩ 8,533
Other operating income	115,763	95,751	95,583
Other Operating Expenses:
Research and development	406,672	416,445		₩ 391,327
Bad debt for accounts receivable - trade	31,546	48,625	28,841
Loss on disposal of property and equipment and intangible assets	47,369	41,598	47,760
Impairment loss on property and equipment and intangible assets	3,135	208,833	65,935
Other operating expenses	1,431,587	1,658,362	1,410,288
Parent Company [Member]
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	39,136	34,625	7,755
Others	76,627	61,126	87,828
Other operating income	115,763	95,751	95,583
Other Operating Expenses:
Communication	32,462	34,462	32,986
Utilities	350,678	336,187	315,129
Taxes and dues	33,935	34,577	38,688
Repair	425,606	399,376	368,620
Research and development	347,711	353,198	324,052
Training	31,761	33,384	32,581
Bad debt for accounts receivable - trade	29,402	45,002	25,376
Travel	7,813	7,534	20,717
Supplies and other	101,656	105,333	104,943
Loss on disposal of property and equipment and intangible assets	28,158	25,633	23,821
Impairment loss on property and equipment and intangible assets	3,135	200,705	42,823
Donations	12,800	16,051	16,782
Bad debt for accounts receivable - other	3,995	6,640	3,594
Others	22,475	60,280	60,176
Other operating expenses	₩ 1,431,587	₩ 1,658,362	₩ 1,410,288